Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

July 20, 2012

VIA EDGAR TRANSMISSION

Mr. Howie Hallock
Ms. Laura Hatch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

RE:	ADVISORS SERIES TRUST (the “Trust”)
 File No: 333-182262
Form N-14 - Reorganization of SiM Dynamic Allocation Balanced Income Fund into the SiM Dynamic Allocation Equity Income Fund

Dear Mr. Hallock and Ms. Hatch:

This amendment is being filed under Rule 145 under the Securities Act of 1933, as amended (the “1933 Act”) in response to your July 13, 2012 and July 19, 2012 oral comments provided to Jeanine M. Bajczyk of U.S. Bancorp Fund Services, LLC, regarding the Trust’s Registration Statement filed on Form N-14 on June 21, 2012 (the “Registration Statement”).  The Registration Statement was filed pursuant to Rule 145 under the 1933 Act for the purpose of combining two series of the Trust into one series.  Specifically, the Trust proposed that the SiM Dynamic Allocation Balanced Income Fund, a series of the Trust, be reorganized into the SiM Dynamic Allocation Equity Income Fund, also a series of the Trust.  The Trust is filing this Pre-Effective Amendment No. 1 on Form N-14 under Rule 145 to (1) reflect the revisions discussed herein in response to your comments; (2) make certain non-material changes as appropriate, and (3) file any outstanding exhibits to the Registration Statement.

The Trust respectfully requests, pursuant to Rule 461 under the 1933 Act, that this Pre-Effective Amendment No. 1 to the Registration Statement filed on Form N-14 this day, Friday, July 20, 2012, on behalf of the above-named Funds, be accelerated to become effective on Tuesday, July 24, 2012.

Pursuant to Rule 461(a) under the 1933 Act, attached is a separate letter from Quasar Distributors, LLC, the Trust’s principal underwriter, requesting that effectiveness of Pre-Effective Amendment No. 1 to the Registration Statement filed on Form N-14 be accelerated to Tuesday, July 24, 2012.

For your convenience in reviewing the Trust’s responses, your comments and suggestions are included in bold typeface immediately followed by the Trust’s responses.

In addition, in connection with this filing, the Trust hereby states the following:

1.
The Trust acknowledges that in connection with the comments made by the Staff of the SEC, the Staff has not passed on the accuracy or adequacy of the disclosure made herein, and the Trust and its management are solely responsible for the content of such disclosure;

2.
The Trust acknowledges that the Staff’s comments, and changes in disclosure in response to the Staff’s comments, do not foreclose the SEC or other regulatory body from the opportunity to seek enforcement or take other action with respect to the disclosure made herein;

3.
The Trust acknowledges that the actions of the SEC or the Staff, acting pursuant to delegated authority, in declaring this filing effective, does not relieve the Trust from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

4.
The Trust represents that neither it nor its management will assert the Staff’s comments or changes in disclosure in response to the Staff’s comments as an affirmative defense in any action or proceeding by the SEC or any person.

*     *     *     *     *     *
The Trust’s responses to your comments are as follows:

1.
Staff Comment:  The Staff notes that General Instruction G of Form N-14 regarding incorporation by reference requires that the prospectus for the SiM Dynamic Allocation Equity Income Fund (“Equity Income Fund”) be delivered to the shareholders of the SiM Dynamic Allocation Balanced Income Fund (“Balanced Income Fund”) in connection with the reorganization.  Please confirm supplementally that each shareholder of the Balanced Income Fund has received or will receive a copy of the Equity Income Fund’s prospectus prior to the reorganization.

Response:  The Trust responds supplementally by confirming that each shareholder of the Balanced Income Fund will receive a copy of the prospectus for the Equity Income Fund prior to the reorganization, as it will accompany delivery of the registration statement on Form N-14.

2.
Staff Comment:  With respect to the “Investment Strategies and Process” section beginning on page 3 which compares the investment strategies of the two Funds, please highlight the differences, making it clear that the Equity Income Fund has greater exposure to equity securities than the Balanced Income Fund, while the Balanced Income Fund has greater exposure to fixed-income securities than the Equity Income Fund.

Response:  The Trust responds by adding the following bolded language to the section:

“The primary difference between the Funds’ principal investment strategies is that the Equity Income Fund principally invests in equity securities, while the Balanced Income Fund principally invests in fixed-income securities.”

3.
Staff Comment:  In the “Expense Limitation” section on page 9, please remove the last sentence which states that the Equity Income Fund’s expenses are lower than the Balanced Income Fund’s expenses.  It is the Staff’s position that a 1 basis point difference in acquired fund fees and expenses does not warrant such a disclosure.

Response:  The Trust responds by removing the disclosure as requested and by removing similar disclosure from the first paragraph on page 11.

4.
Staff Comment:  In “The Funds’ Fees and Expenses” section on page 9, please revise the date in the first paragraph to reflect May 1, 2011 rather than May 1, 2012.  Additionally, in the chart that follows the first paragraph, the Staff notes that “Other Expenses” as disclosed in the Equity Income Fund’s pro forma is identical for both Class A and Class C.  However, each Fund’s actual “Other Expenses” for the most recent fiscal period differed between Class A and Class C.  Please explain supplementally the reason for this difference in the presentation of “Other Expenses.”

Response:  With respect to the first part of the Staff’s comment, the Trust responds by stating that the Funds did not launch operations until June 21, 2011.  Therefore, the Trust has revised the date in the first paragraph to reflect June 21, 2011.

With respect to the second part of the Staff’s comment, the Trust responds supplementally by stating that “Other Expenses” differed between the classes of both the Balanced Income Fund and the Equity Income Fund during their first fiscal periods, which was less than a full year, primarily due to large asset size differences between the two classes of each Fund.

5.
Staff Comment:  In “The Reorganization” section on page 11, please add disclosure indicating whether the securities of the Target Fund will be sold as result of the reorganization.  The Staff also recommends that disclosure be added to this section stating that the Advisor may benefit as a result of the reorganization.  For example, after the reorganization, the Advisor will no longer be responsible for the expenses associated with managing the Balanced Income Fund.  Additionally, the Advisor’s employees constitute a significant shareholder base for the Balanced Income Fund and will be moving to the Equity Income Fund which has greater assets.

Response: The Trust responds by adding the following disclosure to this section:

“It is not expected that securities of the Balanced Income Fund will be sold as a result of the Reorganization.”

With respect to the recommended disclosure regarding benefits to the Advisor, the Trust responds by noting that the “Reasons for the Reorganization” section on page 10 currently contains a discussion of the expenses associated with maintaining the Balanced Income Fund, along with the acknowledgment that such expenses are a financial burden to the Advisor.  Additionally, the same section discloses that over one-third of the Balanced Income Fund’s assets are those of the Advisor’s employees.  Accordingly, the Trust feels that the benefits of the reorganization to the Advisor are already included in the document and therefore respectfully declines to add further disclosure associated with this comment.

6.
Staff Comment:  Please ensure that the amendment filing includes the following exhibits: (1) consent of independent registered public accounting firm, and (2) opinion and consent regarding certain tax matters.

Response: The Trust responds by filing these documents as exhibits to this amendment filing.

If you have any questions regarding the enclosed, please do not hesitate to contact me at (414) 765-6609.

Very truly yours,

/s/ Jeanine M. Bajczyk

Jeanine M. Bajczyk, Esq.
Secretary
Advisors Series Trust

cc:  Domenick Pugliese, Esq., Paul Hastings LLP

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

July 20, 2012

FILED VIA EDGAR

Mr. Howie Hallock
U. S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	ADVISORS SERIES TRUST (the “Trust”)
 File No: 333-182262
Form N-14 - Reorganization of SiM Dynamic Allocation Balanced Income Fund into the SiM Dynamic Allocation Equity Income Fund

Dear Mr. Hallock:

As the principal underwriter of the Trust and pursuant to the Securities and Exchange Commission’s authority under Rule 461(a) under the Securities Act of 1933, we request that effectiveness of the Trust’s Pre-Effective Amendment No. 1 to the Registration Statement filed on Form N-14 on July 20, 2012 on behalf of the SiM Dynamic Allocation Balanced Income Fund and SiM Dynamic Allocation Equity Income Fund, be accelerated to Tuesday, July 24, 2012.

Very truly yours,

QUASAR DISTRIBUTORS, LLC

/s/ James R. Schoenike
 James R. Schoenike
 President